Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Funds Trust
Prospectus Date	rr_ProspectusDate	Sep. 27, 2024
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2024